LEASE - Lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance lease cost:
Amortization of right-of-use assets	$ 14,920	$ 8,036
Interest on lease liabilities	1,349	1,497
Operating lease cost	18,443	19,630
Short term lease cost	1,884	850
Total lease cost	$ 36,596	$ 30,013
Maximum
Finance lease cost:
Lease term	20 years